Lines of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Linesof Credit Related Party [Abstract]
Lines of Credit

5.        Lines of Credit

As of June 30, 2020, the Company had two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Amount Outstanding	Accrued Interest	Total	Security	Purpose
Chairman and CEO	1% per Month	$10,300,000	Due on Demand	$ 10,200,673	$ 6,175,119	$ 16,375,792	General Security over Assets	General Corporate Requirements
Wife of Chairman	1% per Month	2,000,000	Due on Demand	2,000,000	2,096,318	4,096,318	General Security over Assets	General Corporate Requirements
Total		$12,300,000		$ 12,200,673	$ 8,271,437	$ 20,472,110

As of December 31, 2019, the Company had two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
Chairman and CEO	1% per Month	$10,300,000	Due on Demand	$ 9,757,325	$5,576,997	$15,334,322	General Security over Assets	General Corporate Requirements
Wife of Chairman	1% per Month	2,000,000	Due on Demand	2,000,000	1,976,385	3,976,385	General Security over Assets	General Corporate Requirements
Total		$12,300,000		$ 11,757,325	$ 7,553,382	$ 19,310,707

On December 11, 2019, the Company and the Chairman entered into an amendment agreement to increase the borrowing limit on the line of credit provided by the Chairman to the Company from $8,500,000 to $10,300,000. The terms of amounts to be advanced under the amendment are consistent with the line of credit. In connection with the line of credit, the Company granted the Chairman the option to acquire 120,000,000 shares of common of the Company at a price of $0.015 per share for a term of five years (note 7).

4.        Lines of credit

On December 11, 2019, the Company and the Chairman entered into an amendment agreement to increase the borrowing limit on the line of credit provided by the Chairman to the Company from $8,500,000 to $10,300,000. The terms of amounts to be advanced under the amendment are consistent with the line of credit. In connection with the line of credit, the Company granted the Chairman the option to acquire 120,000,000 shares of common of the Company at a price of $0.015 per share for a term of five years (note 6).

As of December 31, 2019, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
Chairman and CEO	1% per Month	$10,300,000	Due on Demand	$ 9,757,325	$5,576,997	$15,334,322	General Security over Assets	General Corporate Requirements
Wife of Chairman	1% per Month	2,000,000	Due on Demand	2,000,000	1,976,385	3,976,385	General Security over Assets	General Corporate Requirements
Total		$12,300,000		$11,757,325	$7,553,382	$19,310,707

As of December 31, 2018, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
Chairman and CEO	1% per Month	$ 8,500,000	Due on Demand	$ 9,024,235	$ 4,501,030	$13,525,265	General Security over Assets	General Corporate Requirements
Wife of Chairman	1% per Month	2,000,000	Due on Demand	2,000,000	1,736,385	3,736,385	General Security over Assets	General Corporate Requirements
Total		$10,500,000		$ 11,024,235	$ 6,237,415	$17,261,650

4.        Lines of credit

As of December 31, 2018, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
Chairman and CEO	1% per Month	$ 8,500,000	Due on Demand	$ 9,024,235	$ 4,501,030	$13,525,265	General Security over Assets	General Corporate Requirements
Wife of Chairman	1% per Month	2,000,000	Due on Demand	2,000,000	1,736,385	3,736,385	General Security over Assets	General Corporate Requirements
Total		$10,500,000		$11,024,235	$ 6,237,415	$17,261,650

As of December 31, 2017, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
Chairman and CEO	1% per Month	$ 8,500,000	Due on Demand	$ 8,398,249	$ 3,453,208	$11,851,457	General Security over Assets	General Corporate Requirements
Wife of Chairman	1% per Month	2,000,000	Due on Demand	2,000,000	1,496,385	3,496,385	General Security over Assets	General Corporate Requirements
Total		$10,500,000		$10,398,249	$ 4,949,593	$15,347,842